Fair Value Measurement (Details) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Traditional outdoor billboards item	Sep. 30, 2012 Traditional outdoor billboards item	Dec. 31, 2012 Traditional outdoor billboards item	Dec. 31, 2012 Recurring Level 3 Traditional outdoor billboards item	Dec. 31, 2012 Recurring Level 3 Traditional outdoor billboards item	Dec. 31, 2012 Non-recurring Level 1	Dec. 31, 2011 Non-recurring Level 1	Dec. 31, 2012 Non-recurring Level 3	Dec. 31, 2011 Non-recurring Level 3	Dec. 31, 2010 Non-recurring Level 3
Fair value measurement
Number of subsidiaries related to which acquisition purchase price is payable								4
Number of subsidiaries disposed of				4	4	4	4
Charge for change in fair value of acquisition payables	$ 1,179,080							$ 1,179,080
Impairment loss for goodwill	907,776		5,736,134								907,776
Impairment loss for equity method investment	7,264,781	38,265,294							7,264,781	38,265,294
Impairment loss for cost method investment	$ 1,500,000										$ 1,525,602